Taxation on Ordinary Activities - Summary of Taxation on Ordinary Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Taxation on Ordinary Activities [Line Items]
Total current tax	£ 1,643	£ 1,402	£ 1,329
– adjustments in respect of prior periods	2	13	7
Deferred tax	(9,756)	4	4
– deferred tax relating to origination and reversal of temporary differences	(136)	4	(11)
– deferred tax relating to changes in tax rates	(9,620)		15
Taxation on ordinary activities	(8,113)	1,406	1,333
United Kingdom
Disclosure Of Taxation on Ordinary Activities [Line Items]
Total current tax	26	7	5
All foreign countries
Disclosure Of Taxation on Ordinary Activities [Line Items]
Total current tax	1,617	1,395	1,324
– current year tax expense	1,615	1,382	1,317
– adjustments in respect of prior periods	£ 2	£ 13	£ 7